Summary Stock Option Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Summary Stock Option Information [Line Items]
Total Options Outstanding, Shares	192,729	192,729	267,856	205,809
Total Options Outstanding Weighted average remaining life (yrs)	4 years 4 months 24 days
Total Options Outstanding, Weighted average exercise price	$ 10.68	$ 10.68	$ 8.87	$ 8.87
Exercisable Options Outstanding Shares	159,564
Exercisable Options Outstanding Weighted average remaining life (yrs)	5 years 6 months
Exercisable Options Outstanding, Weighted average exercise price	$ 10.51
Unvested Options Outstanding, Shares	33,165
Unvested Options Outstanding Weighted average remaining life (yrs)	7 years 9 months 18 days
Unvested Options Outstanding, Weighted average exercise price	$ 10.6
Range of exercise price $1.75 to $2.17
Summary Stock Option Information [Line Items]
Exercise Price Range, Lower Range Limit	$ 1.75
Exercise Price Range, Upper Range Limit	$ 2.17
Total Options Outstanding, Shares	34,430
Total Options Outstanding Weighted average remaining life (yrs)	7 months 6 days
Total Options Outstanding, Weighted average exercise price	$ 1.86
Exercisable Options Outstanding Shares	34,430
Exercisable Options Outstanding Weighted average remaining life (yrs)	7 months 6 days
Exercisable Options Outstanding, Weighted average exercise price	$ 1.85
Range of exercise price $7.50
Summary Stock Option Information [Line Items]
Exercise Price Range	$ 7.50
Total Options Outstanding, Shares	16,011
Total Options Outstanding Weighted average remaining life (yrs)	8 years 4 months 24 days
Total Options Outstanding, Weighted average exercise price	$ 7.5
Exercisable Options Outstanding Shares	10,289
Exercisable Options Outstanding Weighted average remaining life (yrs)	8 years 4 months 24 days
Exercisable Options Outstanding, Weighted average exercise price	$ 7.5
Unvested Options Outstanding, Shares	5,722
Unvested Options Outstanding Weighted average remaining life (yrs)	8 years 4 months 24 days
Unvested Options Outstanding, Weighted average exercise price	$ 7.5
Range of exercise price $11.25 to $15.00
Summary Stock Option Information [Line Items]
Exercise Price Range, Lower Range Limit	$ 11.25
Exercise Price Range, Upper Range Limit	$ 15.00
Total Options Outstanding, Shares	112,052
Total Options Outstanding Weighted average remaining life (yrs)	5 years 4 months 24 days
Total Options Outstanding, Weighted average exercise price	$ 11.25
Exercisable Options Outstanding Shares	84,609
Exercisable Options Outstanding Weighted average remaining life (yrs)	7 years 10 months 24 days
Exercisable Options Outstanding, Weighted average exercise price	$ 11.25
Unvested Options Outstanding, Shares	27,443
Unvested Options Outstanding Weighted average remaining life (yrs)	7 years 7 months 6 days
Unvested Options Outstanding, Weighted average exercise price	$ 11.25
Range of exercise price $15.75 to $17.50
Summary Stock Option Information [Line Items]
Exercise Price Range, Lower Range Limit	$ 15.75
Exercise Price Range, Upper Range Limit	$ 17.50
Total Options Outstanding, Shares	30,236
Total Options Outstanding Weighted average remaining life (yrs)	3 years 3 months 18 days
Total Options Outstanding, Weighted average exercise price	$ 17.2
Exercisable Options Outstanding Shares	30,236
Exercisable Options Outstanding Weighted average remaining life (yrs)	3 years 3 months 18 days
Exercisable Options Outstanding, Weighted average exercise price	$ 17.2